UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Ready Assets
Prime Money Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value
Yankee - 26.6% (a)
Abbey National Treasury Services Plc,
CT, 0.36%, 11/17/10 (b)	$ 35,000	$ 35,000,000
BNP Paribas SA, NY:
0.37%, 8/02/10	25,000	25,000,000
0.36%, 8/09/10	30,000	30,000,000
0.58%, 10/15/10 (b)	35,000	35,000,000
Banco Bilbao Vizcaya Argentaria SA, NY,
0.43%, 12/13/10 (b)	15,200	15,200,000
Banco Santander SA, NY, 0.85%,
11/01/10	40,000	40,000,000
Bank of Nova Scotia, Houston, 0.47%,
9/07/10	75,000	75,000,000
Barclays Bank Plc, NY:
0.41%, 8/18/10 (b)	31,325	31,325,000
0.50%, 11/18/10	35,000	35,000,000
Canadian Imperial Bank of Commerce,
NY, 0.42%, 1/31/11 (b)	24,000	24,000,000
Credit Agricole CIB, NY, 0.59%,
10/12/10 (b)	35,000	35,000,000
Dexia Credit Local, NY, Guaranteed,
1.63%, 8/17/10 (c)	58,500	58,500,000
Lloyd's TSB Bank Plc, NY, 0.49%,
10/26/10	35,000	35,000,000
National Australia Bank, NY, 0.42%,
8/18/10	30,000	30,000,000
Nordea Bank Finland Plc., NY, 0.39%,
10/15/10	30,000	30,000,000
Rabobank Nederland NV, NY:
0.35%, 1/10/11 (b)	22,000	22,000,000
0.34%, 1/13/11 (b)	35,500	35,500,000
0.57%, 1/18/11	22,000	22,000,000
Royal Bank of Canada, NY, 0.34%,
11/17/10 (b)	40,000	40,000,000
Royal Bank of Scotland Plc, CT, 0.41%,
8/23/10	50,000	50,000,000
Societe Generale, NY:
0.57%, 10/18/10	50,000	50,000,000
0.46%, 10/27/10	35,000	35,000,418
Sumitomo Mitsui Banking Corp., NY,
0.37%, 8/09/10	60,000	60,000,000
Svenska Handelsbanken AB, NY, 0.43%,
10/25/10	24,000	24,000,279
Toronto-Dominion Bank, NY (b):
0.35%, 11/05/10	35,000	35,000,000
0.35%, 2/04/11	13,000	13,000,000
UBS AG, Stamford, 0.59%, 11/18/10	15,000	15,000,000
Westpac Banking Corp., NY (b):
0.39%, 10/19/10	25,000	25,000,000

	Par
Certificates of Deposit (concluded)	(000)	Value
Yankee (a) (concluded)
Westpac Banking Corp., NY (b)
(concluded):
0.40%, 10/21/10	$ 29,040	$ 29,040,000
Total Certificates of Deposit - 26.6%		989,565,697
Commercial Paper (d)
Antalis U.S. Funding Corp.:
0.37%, 8/12/10	10,045	10,043,968
0.35%, 8/16/10	16,000	15,997,822
0.35%, 8/18/10	15,000	14,997,667
Aspen Funding Corp., 0.35%, 8/06/10	10,000	9,999,611
BNZ International Funding Ltd., 0.43%,
2/04/11 (b)	33,500	33,501,726
BPCE SA, 0.41%, 8/12/10	55,000	54,993,736
Bryant Park Funding LLC, 0.27%,
8/25/10	40,000	39,993,100
CAFCO LLC, 0.49%, 10/14/10	49,000	48,951,313
CRC Funding LLC, 0.50%, 10/05/10	60,000	59,946,667
Cancara Asset Securitization LLC,
0.47%, 10/20/10	10,000	9,989,686
Clipper Receivables Co., LLC:
0.45%, 8/17/10	42,000	41,992,125
0.50%, 9/07/10	6,000	5,997,000
DnB NOR Bank ASA:
0.50%, 9/13/10	10,000	9,994,167
0.47%, 9/28/10	25,000	24,981,396
Fairway Finance Co., LLC, 0.50%,
9/02/10	10,000	9,995,694
Falcon Asset Securitization Corp.,
0.46%, 9/03/10	20,000	19,991,822
Fortis Funding LLC, 0.37%, 8/06/10	20,000	19,999,178
Govco LLC:
0.52%, 8/13/10	10,500	10,498,332
0.55%, 9/08/10	36,500	36,479,367
Grampian Funding LLC, 0.47%,
10/22/10	19,000	18,979,907
ING (U.S.), Funding LLC, 0.28%,
8/18/10	10,000	9,998,755
JPMorgan Chase & Co., 0.28%,
9/01/10	38,755	38,745,957
Jupiter Securitization Co. LLC, 0.46%,
9/01/10	15,500	15,494,058
Liberty Street Funding LLC, 0.33%,
8/02/10	14,000	14,000,000
Manhattan Asset Funding Co., LLC,
0.35%, 8/09/10	15,000	14,998,979
Nieuw Amsterdam Receivables Corp.,
0.52%, 10/15/10	33,000	32,964,727
Nordea Bank AB, 0.50%, 9/15/10	40,000	39,975,587

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
COP	Certificates of Participation	SBPA	Stand-by Bond Purchase Agreement
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
HRB	Housing Revenue Bonds

READY ASSETS PRIME MONEY FUND

JULY 31, 2010

1

Schedule of Investments(continued)

Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

	Par
Commercial Paper (d) (concluded)	(000)	Value
Old Line Funding LLC:
0.40%, 8/02/10	$ 9,282	$ 9,282,000
0.40%, 8/03/10	8,500	8,499,906
0.48%, 9/15/10	50,000	49,970,667
Regency Markets No.1 LLC:
0.35%, 8/09/10	30,000	29,997,958
0.29%, 8/25/10	12,500	12,497,684
Scaldis Capital LLC:
0.34%, 8/16/10	20,000	19,997,355
0.45%, 10/27/10	24,375	24,348,797
Societe Generale North America Inc.,
0.31%, 8/09/10	11,000	10,999,337
Solitaire Funding LLC, 0.31%, 8/25/10	23,000	22,995,445
Starbird Funding Corp., 0.47%,
10/18/10	17,100	17,082,810
State Street Corp., 0.48%, 9/28/10	29,500	29,477,580
Straight-A Funding, LLC:
0.40%, 8/13/10	15,000	14,998,167
0.41%, 8/18/10	22,000	21,995,991
0.42%, 8/20/10	15,000	14,996,850
0.37%, 10/01/10	55,000	54,966,083
Thunder Bay Funding LLC:
0.40%, 8/02/10	28,541	28,541,000
0.43%, 8/04/10	13,579	13,578,676
Variable Funding Capital Corp., 0.38%,
9/03/10	50,000	49,983,111
Westpac Trust Securities NZ Ltd.,
0.46%, 11/05/10 (b)	39,550	39,550,000
Total Commercial Paper - 30.5%		1,137,261,764
Corporate Notes (b)
Commonwealth Bank of Australia,
0.49%, 11/22/10 (e)	25,500	25,500,000
KBC Bank NV, NY, 1.56%, 8/02/10 (c)	27,600	27,600,000
Rabobank Nederland NV, 1.78%,
10/07/10 (c)(e)	52,100	52,100,000
Total Corporate Notes - 2.8%		105,200,000
Municipal Bonds (c)
California HFA, RB, VRDN, AMT (Fannie
Mae LOC, Freddie Mac LOC), Home
Mortgage:
Series F, 0.23%, 8/06/10	23,000	23,000,000
Series U, 0.26%, 8/06/10	17,800	17,800,000
California Health Facilities Financing
Authority, RB, VRDN, Scripps Health,
Series B (JPMorgan Chase Bank LOC),
0.21%, 8/06/10	14,000	14,000,000

	Par
Municipal Bonds (c) (concluded)	(000)	Value
California Pollution Control Financing
Authority, Refunding RB, VRDN,
Pacific Gas & Electric Co., Series E
(Bank One NA LOC), 0.22%, 8/06/10	$ 8,300	$ 8,300,000
Indiana Finance Authority, Refunding
RB, VRDN, Sisters of St. Francis,
Series B (JPMorgan Chase Bank LOC),
0.25%, 8/06/10	6,000	6,000,000
Los Angeles Community Redevelopment
Agency California, RB, VRDN,
Hollywood & Vine Apartments,
Series A, AMT (Fannie Mae Liquidity
Facility), 0.25%, 8/06/10	13,000	13,000,000
Metropolitan Transportation Authority,
Refunding RB, VRDN, Series B (AGM
Insurance, Dexia Credit Local SBPA),
0.38%, 8/06/10	20,000	20,000,000
New Jersey Transportation Trust Fund
Authority, RB, VRDN, Transportation
System, Series C (JPMorgan Chase
Bank LOC), 0.22%, 8/06/10	8,000	8,000,000
New York City Industrial Development
Agency, RB, VRDN, USA Waste
Services, New York City Project, AMT
(JPMorgan Chase Bank LOC), 0.24%,
8/06/10	9,600	9,600,000
New York State HFA, HRB, VRDN,
Series A, AMT (Fannie Mae Liquidity
Facility), 0.26%, 8/06/10	22,900	22,900,000
New York State HFA, RB, VRDN, AMT
(Fannie Mae Liquidity Facility),
Series A:
125 West 31st Street Housing,
0.26%, 8/06/10	13,000	13,000,000
316 11th Avenue Housing, 0.26%,
8/06/10	21,500	21,500,000
East 39th Street Housing, 0.26%,
8/06/10	16,000	16,000,000
New York State HFA, Refunding RB,
VRDN, Series L (Bank of America NA
LOC), 0.24%, 8/06/10	10,500	10,500,000
Palm Beach County School District, COP,
VRDN, Series B (AGM Insurance,
Dexia Credit Local SBPA), 0.28%,
8/06/10	5,000	5,000,000
Total Municipal Bonds - 5.6%		208,600,000
U.S. Government Sponsored Agency
Obligations
Fannie Mae Discount Notes (d):
0.25%, 9/01/10	17,000	16,996,529
0.18%, 9/20/10	54,750	54,736,586
0.30%, 9/22/10	29,000	28,987,675
0.29%, 11/10/10	23,000	22,981,472

2 READY ASSETS PRIME MONEY FUND

JULY 31, 2010

Schedule of Investments(continued)

Ready Assets Prime Money Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency	Par
Obligations (concluded)	(000)	Value
Fannie Mae Variable Rate Notes (b):
0.30%, 8/05/10	$ 27,370	$ 27,369,918
0.32%, 7/26/12	35,500	35,485,936
Federal Home Loan Bank Variable Rate
Notes (b):
0.48%, 10/08/10	33,000	32,998,176
0.47%, 10/06/11	50,000	49,976,060
Freddie Mac Discount Notes (d):
0.23%, 8/10/10	13,500	13,499,310
0.27%, 9/07/10	25,000	24,993,250
Freddie Mac Variable Rate Notes (b):
0.46%, 8/24/10	23,400	23,400,061
0.52%, 9/03/10	51,575	51,574,094
0.41%, 2/14/11	116,130	116,120,181
0.59%, 4/01/11	30,000	30,020,088
0.23%, 5/05/11	70,000	69,984,024
0.27%, 12/29/11	25,000	24,982,221
0.28%, 4/03/12	10,000	9,993,230
Total U.S. Government Sponsored
Agency Obligations - 17.0%		634,098,811
U.S. Treasury Obligations (d)
U.S. Treasury Bills:
0.23% - 0.32%, 8/26/10	47,700	47,691,483
0.24%, 9/30/10	40,580	40,564,038
0.22%, 10/21/10	69,000	68,965,883
0.24%, 10/28/10	61,000	60,965,210
0.22%, 11/12/10	24,000	23,985,040
0.21%, 11/26/10	23,000	22,984,288
0.20%, 1/27/11	37,000	36,963,411
U.S. Treasury Notes:
0.88%, 1/31/11	36,000	36,111,777
0.88%, 2/28/11	55,000	55,191,038
4.50%, 2/28/11	37,500	38,424,207
0.88%, 3/31/11	47,000	47,196,050
Total U.S. Treasury Obligations - 12.9%		479,042,425

Repurchase Agreements
________________________________________________________________________________________________________________________________________________________________________________________________________________________
Barclays Capital Inc., 0.21%, 8/02/10
(Purchased on 7/30/10 to be
repurchased at $100,001,750,
collateralized by U.S. Treasury Note,
3.00%, due 9/30/16, par and fair
value of $96,468,700,
$102,000,025, respectively) 100,000 100,000,000

	Par
Repurchase Agreements (concluded)	(000)	Value
Deutsche Bank Securities, Inc., 0.20%,
8/02/10 (Purchased on 7/30/10 to
be repurchased at $83,664,394,
collateralized by Fannie Mae and
Freddie Mac, 0.50% - 4.00%, due
6/01/12 - 4/07/25, par and fair
value of $84,889,000, $85,336,550,
respectively)	$ 83,663	$ 83,663,000
Total Repurchase Agreements - 4.9%		183,663,000
Total Investments
(Cost - $3,737,431,697*) – 100.3%		3,737,431,697
Liabilities in Excess of Other Assets – (0.3)%		(9,487,520)
Net Assets – 100.0%	$ 3,727,944,177

* Cost for federal income tax purposes.

(a) Issuer is a US branch of foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date.
(c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d) Rates shown are the discount rates or range of discount rates paid at the time of purchase.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1993. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

READY ASSETS PRIME MONEY FUND

JULY 31, 2010

3

Schedule of Investments(concluded)

Ready Assets Prime Money Fund

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Short-Term
Securities[1]	— $3,737,431,697		— $3,737,431,697

1See above Schedule of Investments for values in each security type.

4 READY ASSETS PRIME MONEY FUND

JULY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Ready Assets Prime Money Fund

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: September 27, 2010